Basic and Diluted Income Per Common Share - Narrative (Details)	12 Months Ended
Dec. 31, 2018 shares
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	2,168,454
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	353,960
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	4,919,760